Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40627
Entity Registrant Name	SOPHiA GENETICS SA
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Rue du Centre 172
Entity Address, Postal Zip Code	CH-1025
Entity Address, City or Town	Saint-Sulpice
Entity Address, Country	CH
Title of 12(b) Security	Ordinary shares, par value CHF 0.05 per share
Trading Symbol	SOPH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding (in shares)	64,231,220
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001840706
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	185 Dartmouth Street Floor 5
Entity Address, Postal Zip Code	MA 02116
Entity Address, City or Town	Boston
Contact Personnel Name	Ross Muken
City Area Code	617
Local Phone Number	982-1210